Options and Warrants (Details) - Schedule of Stock Options Roll Forward (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Number of Options for Shares [Member]	Dec. 31, 2012 Number of Options for Shares [Member]	Dec. 31, 2013 Weighted Average Exercise Price [Member]	Dec. 31, 2012 Weighted Average Exercise Price [Member]
Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Options Outstanding at Beginning of Period	10,133,506	6,837,606	3,717,606
Options Outstanding at Beginning of Period	$ 0.74			$ 0.59	$ 0.60
Options Granted	537,172	3,445,900	3,285,000
Options Granted	$ 0.75			$ 1.00	$ 0.59
Options Exercised	(146,250)	(150,000)	(165,000)
Options Exercised	$ 0.77			$ 0.50	$ 0.50
Options Forfeited	0	0	0
Options Forfeited	$ 0			$ 0	$ 0
Options Cancelled	0	0	0
Options Cancelled	$ 0			$ 0	$ 0
Options Expired	0	0	0
Options Expired	$ 0			$ 0	$ 0
Options Outstanding at End of Period	10,524,428	10,133,506	6,837,606
Options Outstanding at End of Period	$ 0.74			$ 0.74	$ 0.59